BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2014
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

Business combinations in 2014

During the year ended December 31, 2014, the Group completed several business combinations, which the Group expects to complement its existing businesses and achieve synergies. The acquired entities were considered insignificant, both individually and in aggregate. The results of the acquired entities’ operations have been included in the Group’s consolidated financial statements since their respective dates of acquisition.

Acquisition of the online lottery business

On April 1, 2014, the Group acquired from third party selling shareholders certain fixed assets, intellectual properties, material contracts and key employees of the online lottery business (“Online Lottery Business”) for a total consideration of RMB26,663 (US$4,297). The acquisition is to enhance the Group’s strategy to monetize its user base through diversified service offerings.

	RMB	US$

Cash consideration (i)	27,000	4,352
Contingent consideration in cash (ii)	3,963	639
Less: Prepaid employee compensation (iii)	(4,300)	(694)
Total fair value of purchase consideration	26,663	4,297

Details of the purchase consideration are as follows:

(i)	RMB27,000 (US$4,352) of cash consideration was paid in 2014.

(ii)

The contingent consideration in cash are determined based on the achievement by Online Lottery Business of certain financial targets from April 2014 to March 2016 and capped at RMB13,500 (US$2,176) per assessment year. The Group estimated and recognized a financial liability for the contingent consideration at its fair value of RMB3,963 (US$639) at the acquisition date. As of December 31, 2014, the fair value of the contingent consideration liability was RMB9,477 (US$1,527) and RMB2,828 (US$456) recorded in “accrued expenses and other current liabilities” and “other non-current liabilities” in the consolidated balance sheet, respectively. A loss of RMB8,342 (US$1,344) resulted from the change in fair value of the contingent consideration liability was  recorded in “changes in fair value of contingent consideration” in the consolidated statement of comprehensive income for the year ended December 31, 2014.

(iii)

The prepaid employee compensation represented part of consideration paid for post-acquisition services to be provided by two employees of the Online Lottery Business for a four year period pursuant to the acquisition agreement. The Group determined the fair value of the post-acquisition services amounting to RMB4,300 (US$694), of which RMB1,060 (US$172) was recorded in the “Prepayments and other current assets” and RMB3,240 (US$522) in the “Other non-current assets”.

On September 15, 2014, the Group entered into a capital contribution agreement with an entity wholly owned by one of the sellers of the Online Lottery Business, pursuant to which the entity is required to contribute RMB13,500 (US$2,176) in exchange for 25% equity interests of Suzhou JDD, the purchaser of the Online Lottery Business. As of December 31, 2014, RMB6,750 (US$1,088) representing 14.3% of equity interests of Suzhou JDD was contributed from this entity. The amount of RMB6,090 (US$982) was recognized in noncontrolling interest and RMB660 (US$106) in the additional paid in capital on the consolidated balance sheet.

Acquisition of HK Zoom business

On  July 4, 2014, the Group acquired 100% controlling interest of HK Zoom, a mobile advertising agency, and certain operating assets (“HK Zoom Business”), including certain fixed assets, intellectual properties, material contracts and working capital, for a total consideration of US$24,703. The acquisition is expected to strengthen the Group’s global mobile monetization capabilities.

In addition, the Group issued 2,431,775 restricted shares of the Company to a selling shareholder for future grant to the employees of the HK Zoom Business over requisite service period subsequent to the acquisition. The related compensation for post-acquisition services provided by the employees is accounted as compensation and recorded in the Company’s consolidated statements. As of December 31, 2014, these restricted shares have not been granted yet.

	RMB	US$

Cash consideration (i)	123,284	19,870
Contingent consideration in cash (ii)	28,990	4,672
Total fair value of purchase consideration	152,274	24,542

Details of the purchase consideration are as follows:

(i)	US$20,000 of the above cash consideration was paid in 2014.

(ii)

The contingent consideration in cash is determined based on the achievement by HK Zoom Business of certain financial targets from July 2014 to July 2016 and capped at US$3,000 per assessment year. The Group estimated and recognized a financial liability for the contingent consideration at its fair value of RMB28,990 (US$4,672) at the acquisition date. As of December 31, 2014, the fair value of the contingent consideration liability was RMB32,416 (US$5,224), among which, RMB17,131 (US$2,761) and RMB15,285 (US$2,463) of which were recorded in “accrued expenses and other current liabilities” and “other non-current liabilities” in the consolidated balance sheet, respectively. A loss of RMB3,652 (US$589) resulted from the change in fair value of the contingent consideration liability was recorded in “changes in fair value of contingent consideration” in the consolidated statement of comprehensive income for the year ended December 31, 2014.

Acquisition of Youloft HK

On August 1, 2014, the Group acquired approximately 51.9% equity interests in Youloft HK which engages in development of mobile applications, from a shareholder of Youloft HK, for a total consideration payable of US$14,211 in cash. The acquisition allows the Group to enhance the online marketing services and provide synergies with its existing business.

	RMB	US$

Cash consideration (i)	102,390	16,502
Less: Prepaid employee compensation (ii)	(14,735)	(2,375)
Total fair value of purchase consideration	87,655	14,127

Details of the purchase consideration are as follows:

(i)	US$16,600 cash consideration was paid in 2014.

(ii)

In accordance with the sale and purchase agreement, share-based compensation, consisting of the noncontrolling interests held by the selling shareholder and an employee of Youloft HK, was granted at acquisition date to be vested over the requisite service period.  The noncontrolling interest would be sold at a predetermined exercise price back to the Group if the shareholder or the employee terminates his employment before the requisite service period.  The Group, with the assistance of an independent third party valuation firm, determined the fair value of the share-based compensation to be RMB14,735 (US$2,375). As of the acquisition date, the Group recorded RMB5,702 (US$919) in the “Prepayments and other current assets” and RMB9,033 (US$1,456) in the “Other non-current assets”.  The net purchase consideration of the acquisition excluded such prepaid share-based compensation from the cash consideration paid.

The table below summarized the estimated fair values of the assets acquired and liabilities assumed as of the respective acquisition dates:

	Online Lottery Business	HK Zoom Business	Youloft HK	Total
	RMB	RMB	RMB	RMB	US$
Cash and bank balance	—	13,768	—	13,768	2,219
Accounts receivable	—	11,170	—	11,170	1,800
Prepayments deposits and other receivables	—	39,659	24,672	64,331	10,369
Accrued expenses and other current liabilities	—	(56,408)	—	(56,408)	(9,091)
Property and equipment, net	817	132	—	949	153
Intangible assets:
Technology	1,700	36,000	15,420	53,120	8,561
Customer relationship	—	31,100	—	31,100	5,012
User base	400	—	27,756	28,156	4,537
Deferred tax liabilities	—	(11,072)	(7,124)	(18,196)	(2,932)
Goodwill	23,746	87,925	98,481	210,152	33,870
Total fair value of purchase price consideration	26,663	152,274	87,655	266,592	42,966
Fair value of noncontrolling interests*	—	—	71,550	71,550	11,532

* The Group recognized a noncontrolling interest of RMB71,550 (US$11,600) based on the fair value of minority interest at acquisition date with the assistance of an independent third party valuation firm by using discounted cash flow method.

The Group performed the valuation of tangible assets, intangible assets acquired and liabilities assumed, fair value of noncontrolling interests and the fair value of contingent liabilities for the above business combinations with the assistance of an independent third party valuation firm. The valuation analysis utilized and considered the generally accepted valuation methodologies such as the income, market and cost approach. The Group has incorporated certain assumptions and inputs which include projected cash flows and replacement costs.

The goodwill arising from the above business combinations is mainly attributable to synergies expected to be achieved from the acquisitions.  The synergies are mainly attributable to the enhancement of the Group’s monetization capabilities by diversifying sources of income, promoting existing products and increasing customers loyalty.

Business combinations in 2013

Acquisition of Antutu business

On April 17, 2013, the Company acquired certain intellectual properties, customer relationship and key employees of Antutu Business (“Antutu Business”) from a third party for a cash consideration of RMB12,000, which was fully settled as of December 31, 2013. The acquisition is accounted for as a business combination. The acquisition allows the Group to enhance the mobile application and provides synergies with its existing business.

In addition, the Company granted 2,750,000 Restricted Shares, which was valued at US$0.39 per share by the Company with the assistance of an independent third party valuation firm, to the seller of Antutu Business who became the Group’s key employee after the acquisition. Since the Restricted Shares are linked to continuing employment of the key employees, they are accounted for as share-based compensation expenses. Any unvested Restricted Shares would be forfeited if the key employees cease their employment with the Group during the three years’ service period commencing from the employment commencement date (note 16).

Acquisition of Photo Grid business

On May 20, 2013, the Company acquired certain intellectual properties, customer relationship and key employees of Photo Grid Business (“Photo Grid Business”) from a third party for a cash consideration of US$6,600, which was fully settled as of December 31, 2013. The acquisition is accounted for as a business combination. The acquisition allows the Group to enhance the mobile application and provides synergies with existing business.

A contingent consideration with an upper limit of US$800 per year will be paid conditional upon the achievements of certain performance targets from June 2013 to May 2016 of the Photo Grid Business in accordance with the sales and purchase agreement. The Group has estimated and recognized a financial liability for the contingent consideration at its fair value of RMB4,265 and RMB6,902 at the acquisition date and recognized it in “Accrued expenses and other current liabilities” and “Other non-current liabilities” in the consolidated balance sheet, respectively. As of December 31, 2014, the fair value of the contingent consideration liability was recognized as RMB4,710 (US$760) and RMB4,161 (US$671) in “Accrued expenses and other current liabilities” and “Other non-current liabilities” in the consolidated balance sheet, respectively. The first payment of RMB4,923 (US$793) was settled in 2014. A loss of RMB1,755 (US$283) resulted from the change in fair value of the contingent consideration liability was recognized as “changes in fair value of contingent consideration” in the consolidated statement of comprehensive income for the year ended December 31, 2014

In addition, the Company committed to grant 1,000,000 Restricted Shares to a selling shareholder who became the Group’s key employee after the business combination, at the first anniversary of the employment commencement date at terms to be determined at such time.

	Antutu Business	Photo Grid Business	Total
	RMB	RMB	RMB
Intangible assets:
Trademark	150	—	150
Technology	1,000	9,270	10,270
Customer relationship	2,383	11,154	13,537
Goodwill	8,467	31,528	39,995
Total fair value of purchase price consideration	12,000	51,952	63,952

Satisfied by:
Cash consideration	12,000	40,785	52,785
Fair value of contingent consideration	—	11,167	11,167
	12,000	51,952	63,952

The Group performed the valuation of tangible assets, intangible assets acquired and liabilities assumed and the fair value of contingent liabilities for the above business combinations with the assistance of an independent third party valuation firm. The valuation analysis utilized and considered the generally accepted valuation methodologies such as the income, market and cost approach. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill arising from the above business combinations is mainly attributable to (a) the assembled work force and (b) the expected but unidentifiable business growth of the Group as a result of the synergy resulting from the acquisition.